AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 61.9%
Real Estate – 34.5%
Diversified Real Estate Activities – 2.0%
Ayala Land, Inc.	1,513,200	$1,231,742
City Developments Ltd.	249,700	1,924,521
Daito Trust Construction Co., Ltd.	2,600	306,271
Mitsubishi Estate Co., Ltd.	120,600	2,361,886
Mitsui Fudosan Co., Ltd.	306,900	8,128,400
Sumitomo Realty & Development Co., Ltd.	11,600	427,060
Sun Hung Kai Properties Ltd.	332,000	4,624,877
Tokyu Fudosan Holdings Corp.(a)	188,400	1,328,095
UOL Group Ltd.	329,700	1,915,251

22,248,103

Diversified REITs – 3.4%
Activia Properties, Inc.	390	2,076,791
Alexander & Baldwin, Inc.	89,990	1,967,181
Armada Hoffler Properties, Inc.	110,613	2,028,642
Essential Properties Realty Trust, Inc.(a)	103,000	2,843,830
Fibra Uno Administracion SA de CV	991,230	1,628,837
GPT Group (The)	1,260,591	5,029,875
Growthpoint Properties Ltd.	1,440,142	2,023,693
Hulic Reit, Inc.	2,312	4,276,537
ICADE	51,150	5,718,171
Kenedix Office Investment Corp. - Class A	311	2,498,136
Land Securities Group PLC	135,150	1,671,037
Merlin Properties Socimi SA	162,799	2,309,047
Mirvac Group	1,165,640	2,629,639
NIPPON REIT Investment Corp.	277	1,297,643
Stockland	69,563	227,420

38,226,479

Health Care REITs – 3.1%
Assura PLC	2,629,230	2,701,136
Healthpeak Properties, Inc.	203,660	7,329,723
Medical Properties Trust, Inc.	273,790	6,064,449
Omega Healthcare Investors, Inc.	141,110	5,919,565
Physicians Realty Trust	157,696	3,051,418
Welltower, Inc.	115,700	9,824,087

34,890,378

Hotel & Resort REITs – 0.7%
Host Hotels & Resorts, Inc.	3,902	63,759
Park Hotels & Resorts, Inc.	228,808	5,020,047
RLJ Lodging Trust	166,030	2,583,427

7,667,233

Industrial REITs – 3.2%
Americold Realty Trust	166,580	5,742,013
Dream Industrial Real Estate Investment Trust	194,124	2,050,668
Mitsui Fudosan Logistics Park, Inc.	347	1,681,279
Nippon Prologis REIT, Inc.	1,150	3,305,957
Prologis, Inc.	139,381	12,945,707
Rexford Industrial Realty, Inc.	59,160	2,850,920
Segro PLC	247,272	2,969,218
STAG Industrial, Inc.	151,130	4,872,431

36,418,193
Company	Shares	U.S. $ Value

Office REITs – 4.6%
Alexandria Real Estate Equities, Inc.	51,301	$8,372,323
Allied Properties Real Estate Investment Trust	77,560	3,236,258
Boston Properties, Inc.	57,630	8,261,260
CapitaLand Commercial Trust	2,343,000	3,526,186
City Office REIT, Inc.	121,880	1,647,818
Cousins Properties, Inc.	151,835	6,214,607
Daiwa Office Investment Corp.	277	2,219,979
Easterly Government Properties, Inc.	86,140	2,085,449
Great Portland Estates PLC	159,767	1,964,574
Inmobiliaria Colonial Socimi SA	164,560	2,205,040
Invesco Office J-Reit, Inc.	9,723	2,070,733
Japan Real Estate Investment Corp.	295	2,154,184
Kilroy Realty Corp.	61,750	5,098,698
Mori Hills REIT Investment Corp.(a)	1,985	3,328,637
True North Commercial Real Estate Investment Trust	67,296	384,432

52,770,178

Real Estate Development – 2.9%
China Resources Land Ltd.	1,152,000	4,792,230
CIFI Holdings Group Co., Ltd.	8,558,000	5,876,442
CK Asset Holdings Ltd.	1,023,500	6,539,093
Emaar Properties PJSC	2,367,470	2,583,354
Instone Real Estate Group AG(b) (c)	95,480	2,472,579
Midea Real Estate Holding Ltd.(c)	600,400	1,678,694
Sunac China Holdings Ltd.	660,000	3,183,222
Times China Holdings Ltd.	3,312,000	5,777,905

32,903,519

Real Estate Operating Companies – 4.3%
ADO Properties SA(c)	11,507	355,782
Aroundtown SA	222,141	2,102,968
Azrieli Group Ltd.	24,850	1,831,368
CA Immobilien Anlagen AG	80,379	3,536,540
Central Pattana PCL	421,300	821,109
Entra ASA(c)	275,588	4,703,173
Fabege AB	300,115	5,144,461
Parque Arauco SA	499,500	1,142,178
PSP Swiss Property AG (REG)	15,890	2,402,679
SM Prime Holdings, Inc.	1,497,400	1,141,662
Swire Properties Ltd.	661,000	2,052,012
TLG Immobilien AG(b) (d)	173,870	5,823,479
Vonovia SE	186,623	10,651,713
Wharf Real Estate Investment Co., Ltd.	744,000	3,842,200
Wihlborgs Fastigheter AB	142,890	2,736,915

48,288,239

Real Estate Services – 0.2%
Times Neighborhood Holdings Ltd.(b) (c)	868,769	539,163
Unibail-Rodamco-Westfield	15,300	2,080,333

2,619,496

Residential REITs – 4.8%
American Campus Communities, Inc.	98,570	4,521,406
American Homes 4 Rent - Class A	225,430	6,161,002
Company	Shares	U.S. $ Value

Bluerock Residential Growth REIT, Inc.	80,910	$933,701
Camden Property Trust	41,290	4,642,235
Comforia Residential REIT, Inc.(a)	481	1,584,763
Essex Property Trust, Inc.	20,630	6,390,349
Independence Realty Trust, Inc.	282,150	4,139,140
Japan Rental Housing Investments, Inc.	1,655	1,644,996
Killam Apartment Real Estate Investment Trust	299,830	4,567,457
Mid-America Apartment Communities, Inc.	56,110	7,698,853
Northview Apartment Real Estate Investment Trust	87,840	2,038,361
Sun Communities, Inc.	47,177	7,650,694
UNITE Group PLC (The)	155,895	2,617,590

54,590,547

Retail REITs – 3.3%
AEON REIT Investment Corp.(a)	639	871,618
Agree Realty Corp.	47,380	3,597,564
Brixmor Property Group, Inc.	304,200	6,071,832
Link REIT	513,901	5,196,829
Realty Income Corp.	126,420	9,912,592
Retail Properties of America, Inc. - Class A	397,870	4,834,121
Simon Property Group, Inc.	9,162	1,219,920
SITE Centers Corp.	219,700	2,792,387
Vicinity Centres	1,690,780	2,853,852

37,350,715

Specialized REITs – 2.0%
CubeSmart	109,530	3,468,815
Digital Realty Trust, Inc.(a)	66,160	8,137,018
MGM Growth Properties LLC - Class A(a)	105,356	3,365,071
National Storage Affiliates Trust	127,010	4,337,392
Public Storage	4,940	1,105,374
Safestore Holdings PLC	157,000	1,668,914
VICI Properties, Inc.	38,613	1,034,828

23,117,412

391,090,492

Energy – 9.3%
Integrated Oil & Gas – 8.0%
BP PLC	1,852,018	11,149,337
Chevron Corp.	140,282	15,029,813
Exxon Mobil Corp.	181,556	11,278,259
Imperial Oil Ltd.	12,403	294,096
LUKOIL PJSC (Sponsored ADR)	29,160	2,978,111
OMV AG	5,897	293,046
PetroChina Co., Ltd. - Class H	10,750,000	4,740,128
Petroleo Brasileiro SA (Preference Shares)	972,100	6,457,816
Repsol SA	399,914	5,503,924
Royal Dutch Shell PLC - Class B	866,048	22,756,797
Suncor Energy, Inc.	18,896	577,560
TOTAL SA	189,729	9,238,037

90,296,924

Oil & Gas Exploration & Production – 0.7%
Aker BP ASA	63,183	1,779,696
EOG Resources, Inc.	52,758	3,846,586
Inpex Corp.	149,700	1,397,325
Company	Shares	U.S. $ Value

Premier Oil PLC(b)	1,170,932	$1,545,747

8,569,354

Oil & Gas Refining & Marketing – 0.5%
JXTG Holdings, Inc.	388,400	1,651,934
Motor Oil Hellas Corinth Refineries SA	68,878	1,462,548
S-Oil Corp.	19,646	1,236,868
Tupras Turkiye Petrol Rafinerileri AS	62,844	1,180,656
Valero Energy Corp.	4,361	367,676

5,899,682

Oil & Gas Storage & Transportation – 0.1%
Enbridge, Inc.	3,795	154,306
TC Energy Corp.	11,617	637,030

791,336

105,557,296

Materials – 4.6%
Aluminum – 0.3%
Alcoa Corp.(b)	191,900	2,677,005
Norsk Hydro ASA	343,412	1,073,281

3,750,286

Commodity Chemicals – 0.2%
Orbia Advance Corp. SAB de CV	1,014,279	2,396,738

Construction Materials – 0.1%
Grupo Cementos de Chihuahua SAB de CV	258,307	1,339,825

Copper – 0.5%
Antofagasta PLC	183,278	1,979,726
First Quantum Minerals Ltd.	238,663	1,868,331
Lundin Mining Corp.	239,176	1,254,255
OZ Minerals Ltd.	151,226	1,010,119

6,112,431

Diversified Chemicals – 0.1%
Sasol Ltd.	57,290	910,113

Diversified Metals & Mining – 1.5%
Anglo American PLC	90,971	2,373,806
BHP Group Ltd.	4,118	105,602
Boliden AB	46,411	1,101,807
Glencore PLC(b)	1,987,063	5,811,350
Korea Zinc Co., Ltd.(b)	4,626	1,467,521
MMC Norilsk Nickel PJSC (ADR)(a)	30,327	978,349
Orocobre Ltd.(a) (b)	138,626	284,209
Rio Tinto PLC	56,969	3,046,372
Sumitomo Metal Mining Co., Ltd.	41,600	1,182,707
Syrah Resources Ltd.(a) (b)	971,282	321,857

16,673,580

Gold – 0.9%
Agnico Eagle Mines Ltd.	73,115	4,519,274
AngloGold Ashanti Ltd.	81,015	1,652,796
Detour Gold Corp.(b)	108,939	1,950,925
Company	Shares	U.S. $ Value

Kirkland Lake Gold Ltd.	7,355	$301,614
Newcrest Mining Ltd.	53,970	1,080,481
Polyus PJSC (GDR)(c)	16,702	1,020,667

10,525,757

Paper Products – 0.2%
Suzano SA	251,100	2,325,956

Precious Metals & Minerals – 0.1%
Industrias Penoles SAB de CV	52,058	540,375

Silver – 0.0%
Wheaton Precious Metals Corp.	17,614	518,544

Specialty Chemicals – 0.2%
Akzo Nobel NV	6,660	628,488
Johnson Matthey PLC	34,347	1,177,623

1,806,111

Steel – 0.5%
APERAM SA	62,230	1,778,789
ArcelorMittal SA	120,498	1,769,876
Fortescue Metals Group Ltd.	6,420	47,558
Yamato Kogyo Co., Ltd.	65,300	1,582,010

5,178,233

52,077,949

Software & Services – 1.4%
Application Software – 0.3%
Adobe, Inc.(b)	952	334,285
Cadence Design Systems, Inc.(b)	15,314	1,104,293
Intuit, Inc.	4,705	1,319,188

2,757,766

Data Processing & Outsourced Services – 0.3%
Paychex, Inc.	14,654	1,256,874
Visa, Inc. - Class A	11,468	2,281,788

3,538,662

Internet Services & Infrastructure – 0.0%
VeriSign, Inc.(b)	1,629	339,060

IT Consulting & Other Services – 0.2%
Accenture PLC - Class A	7,572	1,553,850
Atos SE	2,077	172,242
Obic Co., Ltd.	1,800	245,271

1,971,363

Systems Software – 0.6%
Fortinet, Inc.(b)	10,683	1,232,391
Microsoft Corp.	15,346	2,612,350
Oracle Corp.	2,097	109,988
ServiceNow, Inc.(b)	4,509	1,525,079
Trend Micro, Inc./Japan	11,000	574,754
Company	Shares	U.S. $ Value

VMware, Inc. - Class A(a) (b)	4,909	$726,826

6,781,388

15,388,239

Pharmaceuticals & Biotechnology – 1.3%
Biotechnology – 0.2%
Amgen, Inc.	2,685	580,094
Gilead Sciences, Inc.	15,204	960,893
Incyte Corp.(b)	4,785	349,640
Vertex Pharmaceuticals, Inc.(b)	4,340	985,397

2,876,024

Life Sciences Tools & Services – 0.1%
Sartorius Stedim Biotech	3,781	678,023

Pharmaceuticals – 1.0%
Astellas Pharma, Inc.	37,200	657,328
Bausch Health Cos., Inc.(b)	4,258	116,826
Bristol-Myers Squibb Co.	25,389	1,598,238
Eli Lilly & Co.	3,417	477,150
Johnson & Johnson	14,312	2,130,627
Merck & Co., Inc.	20,720	1,770,317
Novartis AG	997	94,185
Novo Nordisk A/S - Class B	15,541	946,006
Roche Holding AG	4,073	1,366,363
Shionogi & Co., Ltd.	6,300	374,687
UCB SA	7,023	646,272
Zoetis, Inc.	10,067	1,351,092

11,529,091

15,083,138

Consumer Durables & Apparel – 1.2%
Apparel, Accessories & Luxury Goods – 0.1%
adidas AG	1,803	569,954
Burberry Group PLC	18,034	462,399
Hermes International	375	280,022

1,312,375

Consumer Electronics – 0.2%
Garmin Ltd.	12,405	1,202,665
Panasonic Corp.	54,600	542,615

1,745,280

Footwear – 0.0%
Yue Yuen Industrial Holdings Ltd.	93,500	259,977

Homebuilding – 0.9%
Construtora Tenda SA	187,200	1,564,007
Corp. GEO SAB de CV Series B(b) (d) (e) (f)	1,321	0
Desarrolladora Homex SAB de CV(b)	1,590	7
Lennar Corp. - Class A	51,301	3,404,334
MRV Engenharia e Participacoes SA	203,700	992,672
NVR, Inc.(b)	310	1,183,261
Persimmon PLC	42,440	1,708,554
Taylor Wimpey PLC	507,750	1,442,211
Company	Shares	U.S. $ Value

Urbi Desarrollos Urbanos SAB de CV(b)	172	$9

10,295,055

13,612,687

Food Beverage & Tobacco – 1.1%
Packaged Foods & Meats – 0.8%
Hershey Co. (The)	7,315	1,135,069
JBS SA	539,100	3,471,811
Mowi ASA	100,215	2,390,304
Nestle SA	8,531	940,906
Tyson Foods, Inc. - Class A	7,578	626,170

8,564,260

Soft Drinks – 0.2%
Coca-Cola Amatil Ltd.	64,997	516,461
Coca-Cola Bottlers Japan Holdings, Inc.	3,800	100,019
Monster Beverage Corp.(b)	4,383	291,908
PepsiCo, Inc.	12,912	1,833,762

2,742,150

Tobacco – 0.1%
Altria Group, Inc.	28,946	1,375,803

12,682,213

Utilities – 0.8%
Electric Utilities – 0.3%
Endesa SA	13,587	373,059
Enel SpA	85,664	746,674
PPL Corp.	35,021	1,267,410
Red Electrica Corp. SA	29,704	594,266
Terna Rete Elettrica Nazionale SpA	93,326	651,069

3,632,478

Gas Utilities – 0.1%
Snam SpA	116,903	626,560

Multi-Utilities – 0.4%
Atco Ltd./Canada - Class I	12,827	500,325
Canadian Utilities Ltd. - Class A	16,468	503,970
CenterPoint Energy, Inc.	4,698	124,403
Consolidated Edison, Inc.	11,817	1,110,798
Sempra Energy	8,603	1,381,986
Suez	40,484	664,377
Veolia Environnement SA	20,801	613,637

4,899,496

9,158,534

Capital Goods – 0.8%
Aerospace & Defense – 0.1%
BAE Systems PLC	107,665	895,015

Building Products – 0.0%
Cie de Saint-Gobain	11,773	444,176

Construction & Engineering – 0.2%
Taisei Corp.	50,300	2,008,164

Company	Shares	U.S. $ Value

Construction & Farm Machinery & Heavy Trucks – 0.1%
Cummins, Inc.	3,221	$515,263

Electrical Components & Equipment – 0.1%
Acuity Brands, Inc.	8,253	972,781
Legrand SA	8,201	656,176

1,628,957

Industrial Conglomerates – 0.0%
Toshiba Corp.	3,700	118,253

Industrial Machinery – 0.2%
Atlas Copco AB - Class A	17,419	616,528
Atlas Copco AB - Class B SHS	18,812	584,741
Spirax-Sarco Engineering PLC	7,233	849,696

2,050,965

Trading Companies & Distributors – 0.1%
AerCap Holdings NV(b)	19,565	1,107,575

8,768,368

Transportation – 0.8%
Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.	14,191	1,036,511
Kuehne & Nagel International AG	3,752	606,405

1,642,916

Airlines – 0.0%
Air Canada(b)	12,785	428,260

Airport Services – 0.1%
Aena SME SA(c)	1,630	301,680
Sydney Airport	79,771	443,695

745,375

Highways & Railtracks – 0.4%
Transurban Group	448,135	4,671,256

Railroads – 0.1%
Central Japan Railway Co.	3,200	628,101

Trucking – 0.0%
Nippon Express Co., Ltd.	9,700	505,458

8,621,366

Semiconductors & Semiconductor Equipment – 0.8%
Semiconductor Equipment – 0.3%
Applied Materials, Inc.	21,722	1,259,659
Lam Research Corp.	4,321	1,288,565
Tokyo Electron Ltd.	3,000	659,838

3,208,062

Semiconductors – 0.5%
Intel Corp.	32,788	2,096,137
Micron Technology, Inc.(b)	22,706	1,205,462
QUALCOMM, Inc.	15,538	1,325,547
Company	Shares	U.S. $ Value

STMicroelectronics NV	24,613	$685,276

5,312,422

8,520,484

Diversified Financials – 0.7%
Asset Management & Custody Banks – 0.2%
Amundi SA(c)	1,963	158,886
CI Financial Corp.	28,532	499,968
Franklin Resources, Inc.	21,344	540,003
T. Rowe Price Group, Inc.	9,923	1,325,018

2,523,875

Financial Exchanges & Data – 0.3%
Moody's Corp.	5,258	1,350,202
S&P Global, Inc.	4,643	1,363,788
Singapore Exchange Ltd.	54,000	342,596

3,056,586

Investment Banking & Brokerage – 0.2%
Goldman Sachs Group, Inc. (The)	5,884	1,398,921
Morgan Stanley	8,915	465,898
Nomura Holdings, Inc.	23,200	118,770

1,983,589

Other Diversified Financial Services – 0.0%
M&G PLC(b)	116,616	367,987

7,932,037

Retailing – 0.7%
Apparel Retail – 0.2%
Hennes & Mauritz AB - Class B(a)	32,814	719,932
Industria de Diseno Textil SA	20,649	694,366
TJX Cos., Inc. (The)	8,956	528,762

1,943,060

Automotive Retail – 0.1%
O'Reilly Automotive, Inc.(b)	2,751	1,117,181

Computer & Electronics Retail – 0.0%
Hikari Tsushin, Inc.	500	122,902

Department Stores – 0.1%
Next PLC	9,668	878,622

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.(b)	705	1,416,148
Booking Holdings, Inc.(b)	691	1,264,910
eBay, Inc.	35,133	1,179,063

3,860,121

7,921,886

Health Care Equipment & Services – 0.7%
Health Care Equipment – 0.4%
Baxter International, Inc.	15,197	1,355,876
Cochlear Ltd.	2,902	462,191
Company	Shares	U.S. $ Value

Edwards Lifesciences Corp.(b)	5,663	$1,245,067
Intuitive Surgical, Inc.(b)	2,352	1,316,603
Stryker Corp.	459	96,711

4,476,448

Health Care Facilities – 0.1%
Orpea	4,880	636,470

Health Care Supplies – 0.1%
Coloplast A/S - Class B	4,963	625,741
Hoya Corp.	5,200	497,668

1,123,409

Health Care Technology – 0.1%
Cerner Corp.	16,820	1,208,181

7,444,508

Media & Entertainment – 0.6%
Advertising – 0.0%
Dentsu, Inc.	16,600	550,108

Interactive Home Entertainment – 0.2%
Activision Blizzard, Inc.	21,780	1,273,694
Electronic Arts, Inc.(b)	11,530	1,244,318

2,518,012

Interactive Media & Services – 0.4%
Alphabet, Inc. - Class A(b)	584	836,743
Alphabet, Inc. - Class C(b)	408	585,166
Facebook, Inc. - Class A(b)	12,757	2,575,766

3,997,675

7,065,795

Banks – 0.5%
Diversified Banks – 0.5%
Canadian Imperial Bank of Commerce	6,612	539,192
Citigroup, Inc.	21,567	1,604,801
Japan Post Bank Co., Ltd.	51,800	479,456
JPMorgan Chase & Co.	1,736	229,777
Mizuho Financial Group, Inc.	298,300	442,358
National Bank of Canada	3,626	201,192
Societe Generale SA	19,919	644,572
Wells Fargo & Co.	29,609	1,389,846

5,531,194

Regional Banks – 0.0%
Zions Bancorp NA	6,066	275,942

5,807,136

Commercial & Professional Services – 0.4%
Diversified Support Services – 0.1%
Copart, Inc.(b)	13,011	1,320,096

Human Resource & Employment Services – 0.1%
Adecco Group AG	10,573	619,452
Company	Shares	U.S. $ Value

Randstad NV	3,387	$194,536

813,988

Research & Consulting Services – 0.2%
CoStar Group, Inc.(b)	856	558,959
RELX PLC (London)	38,952	1,033,468
Thomson Reuters Corp.	7,062	567,724
Wolters Kluwer NV	8,621	647,795

2,807,946

4,942,030

Consumer Services – 0.3%
Casinos & Gaming – 0.1%
Aristocrat Leisure Ltd.	22,198	529,404
Flutter Entertainment PLC	3,648	413,815
Stars Group, Inc. (The)(b)	13,281	316,922

1,260,141

Hotels, Resorts & Cruise Lines – 0.1%
Carnival Corp.	14,952	650,861
Whitbread PLC	1,302	76,751

727,612

Leisure Facilities – 0.1%
Planet Fitness, Inc.(b)	21,540	1,740,216

3,727,969

Insurance – 0.3%
Life & Health Insurance – 0.3%
AIA Group Ltd.	10,000	99,089
iA Financial Corp., Inc.	9,277	510,536
Japan Post Holdings Co., Ltd.	56,800	516,691
Legal & General Group PLC	53,589	215,530
Manulife Financial Corp.	29,038	565,664
MetLife, Inc.	25,179	1,251,648
Sun Life Financial, Inc.	11,728	551,395

3,710,553

Technology Hardware & Equipment – 0.3%
Electronic Equipment & Instruments – 0.0%
Hitachi Ltd.	13,100	498,946

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	10,194	3,155,145

3,654,091

Telecommunication Services – 0.3%
Integrated Telecommunication Services – 0.3%
Elisa Oyj	11,257	678,184
Eutelsat Communications SA	10,698	160,343
Quebecor, Inc. - Class B	4,211	104,496
Telenor ASA	29,625	535,355
Verizon Communications, Inc.	32,128	1,909,688

3,388,066

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.2%
Food Distributors – 0.0%
Sysco Corp.	1,705	$140,049

Food Retail – 0.2%
Alimentation Couche-Tard, Inc. - Class B	6,054	202,334
Koninklijke Ahold Delhaize NV	25,835	634,028
Metro, Inc./CN	6,457	263,227
Woolworths Group Ltd.	21,744	603,914

1,703,503

Hypermarkets & Super Centers – 0.0%
Walmart, Inc.	3,959	453,266

2,296,818

Household & Personal Products – 0.2%
Personal Products – 0.2%
Unilever NV	13,792	804,793
Unilever PLC	15,639	932,887

1,737,680

Automobiles & Components – 0.1%
Automobile Manufacturers – 0.1%
Fiat Chrysler Automobiles NV	40,019	521,336
Ford Motor Co.	91,331	805,539
Nissan Motor Co., Ltd.	51,900	281,625

1,608,500

Total Common Stocks (cost $672,398,516)	701,797,835

Principal Amount (000)

INFLATION-LINKED SECURITIES – 6.7%
Japan – 6.7%
Japanese Government CPI Linked Bond Series 21 0.10%, 3/10/26 (cost $75,374,057)	JPY	8,051,833	75,953,485

Shares

INVESTMENT COMPANIES – 4.8%
Funds and Investment Trusts – 4.8%(g)
iShares Global Energy ETF(a)	665,980	18,594,162
iShares MSCI Global Metals & Mining Producers ETF	392,160	10,564,790
VanEck Vectors Agribusiness ETF(a)	57,592	3,734,841
VanEck Vectors Gold Miners ETF	120,250	3,486,048
Vanguard Global ex-U.S. Real Estate ETF	49,710	2,858,822
Vanguard Real Estate ETF	160,180	15,045,707

Total Investment Companies (cost $55,723,799)	54,284,370

Notional Amount	U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.0%
Options on Indices – 0.0%
S&P 500 Index Expiration: Mar 2020; Contracts: 399,100; Exercise Price: USD 140.00; Counterparty: Credit Suisse International (b) (premiums paid $211,523)	USD	55,874,000	$52,787

Shares

SHORT-TERM INVESTMENTS – 23.5%
Investment Companies – 21.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(g) (i) (j) (cost $246,141,111)	246,141,111	246,141,111

Principal Amount (000)

U.S. Treasury Bills – 1.8%
U.S. Treasury Bill Zero Coupon, 2/06/20 (cost $19,997,466)	U.S.$	20,000	19,997,550

Total Short-Term Investments (cost $266,138,577)	266,138,661

Total Investments Before Security Lending Collateral for Securities Loaned – 96.9% (cost $1,069,846,472)	1,098,227,138

Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(g) (i) (j) (cost $2,330,541)	2,330,541	2,330,541

Total Investments – 97.1% (cost $1,072,177,013)(k)	1,100,557,679
Other assets less liabilities – 2.9%	33,222,858

Net Assets – 100.0%	$1,133,780,537

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Purchased Contracts
Cocoa Futures	46	December 2020	$1,233,720	$12,369
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Copper Futures	60	March 2020	$3,775,500	$(465,806)
Cotton No.2 Futures	46	March 2020	1,552,500	(28,296)
Gold 100 OZ Futures	320	April 2020	50,812,800	296,032
LME Lead Futures	114	March 2020	5,360,850	(318,088)
LME Nickel Futures	163	March 2020	12,530,625	(1,213,212)
LME Primary Aluminum Futures	55	March 2020	2,352,625	(128,306)
LME Zinc Futures	105	March 2020	5,788,125	(479,488)
MINI MSCI EAFE Futures	265	March 2020	26,188,625	(498,751)
Natural Gas Futures	62	February 2020	1,141,420	(65,362)
Natural Gas Futures	1,202	June 2020	25,073,720	(2,345,199)
S&P 500 E-Mini Futures	312	March 2020	50,294,400	346,819
S&P TSX 60 Index Futures	21	March 2020	3,273,614	46,800
Silver Futures	32	March 2020	2,881,920	(25,114)
Soybean Meal Futures	370	March 2020	10,767,000	(315,156)
Soybean Oil Futures	500	March 2020	8,982,000	(686,797)
Sugar 11 (World) Futures	391	February 2020	6,398,011	366,736

Sold Contracts
10 Yr Japan Bond (OSE) Futures	32	March 2020	45,143,464	(239,408)
Coffee ‘C’ Futures	51	March 2020	1,963,181	321,654
Gasoline RBOB Futures	58	February 2020	3,663,988	112,816
KC HRW Wheat Futures	120	March 2020	2,793,000	61,378
LME Lead Futures	114	March 2020	5,360,850	95,173
LME Nickel Futures	136	March 2020	10,455,000	915,441
LME Primary Aluminum Futures	184	March 2020	7,870,600	397,164
LME Zinc Futures	125	March 2020	6,890,625	634,540
Low SU Gasoil Futures	35	March 2020	1,758,750	144,334
NY Harbor ULSD Futures	26	February 2020	1,778,213	142,831
Soybean Futures	131	March 2020	5,714,875	294,098
Wheat (CBT) Futures	102	March 2020	2,824,125	50,687

$(2,570,111)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Australia and New Zealand Banking Group Ltd.	CNY	39,227	USD	5,671	2/20/20	$56,260
Australia and New Zealand Banking Group Ltd.	USD	2,860	EUR	2,556	4/08/20	(14,097)
Australia and New Zealand Banking Group Ltd.	USD	6,872	HKD	53,824	5/26/20	49,260
Bank of America, NA	CNY	29,614	USD	4,231	2/20/20	(7,646)
Bank of America, NA	CHF	2,671	NOK	25,342	3/12/20	(24,324)
Bank of America, NA	USD	5,725	NOK	50,401	3/12/20	(244,574)
Bank of America, NA	USD	3,068	GBP	2,357	3/13/20	47,349
Bank of America, NA	NOK	8,679	USD	976	3/16/20	32,091
Bank of America, NA	RUB	382,983	USD	6,079	3/16/20	114,644
Bank of America, NA	USD	633	EUR	567	3/16/20	(3,461)
Bank of America, NA	USD	1,261	GBP	968	3/16/20	18,688
Bank of America, NA	USD	4,484	SGD	6,069	3/16/20	(36,517)
Bank of America, NA	ZAR	20,273	USD	1,395	4/08/20	55,966
Bank of America, NA	RUB	501,856	USD	7,920	7/09/20	205,774
Barclays Bank PLC	KRW	10,224,529	USD	8,709	2/06/20	140,757
Barclays Bank PLC	USD	6,977	KRW	8,163,283	2/06/20	(136,652)
Barclays Bank PLC	CNY	24,816	USD	3,516	2/13/20	(39,732)
Barclays Bank PLC	MYR	62,862	USD	15,418	2/13/20	120,511
Barclays Bank PLC	MYR	57,326	USD	13,780	2/13/20	(170,806)
Barclays Bank PLC	USD	16,546	CNY	117,685	2/13/20	317,443
Barclays Bank PLC	USD	1,314	CNY	9,061	2/13/20	(15,713)
Barclays Bank PLC	USD	29,195	MYR	121,075	2/13/20	269,185
Barclays Bank PLC	USD	7,064	MYR	28,834	2/13/20	(46,835)
Barclays Bank PLC	CNY	29,647	USD	4,254	2/20/20	10,568
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Barclays Bank PLC	TWD	204,861	USD	6,739	2/20/20	$(8,682)
Barclays Bank PLC	USD	11,381	CNY	78,619	2/20/20	(127,186)
Barclays Bank PLC	USD	10,958	TWD	331,823	2/20/20	(28,833)
Barclays Bank PLC	IDR	144,340,666	USD	10,256	2/27/20	(176,065)
Barclays Bank PLC	USD	2,832	IDR	39,028,439	2/27/20	(11,131)
Barclays Bank PLC	USD	2,846	NOK	25,241	3/12/20	(101,053)
Barclays Bank PLC	USD	2,861	SEK	26,962	3/12/20	(55,072)
Barclays Bank PLC	GBP	2,810	USD	3,679	3/13/20	(35,676)
Barclays Bank PLC	EUR	2,324	USD	2,601	3/16/20	16,941
Barclays Bank PLC	GBP	1,397	USD	1,832	3/16/20	(14,685)
Barclays Bank PLC	USD	20,144	RUB	1,246,148	3/16/20	(736,871)
Barclays Bank PLC	USD	2,290	CHF	2,216	3/18/20	17,526
Barclays Bank PLC	USD	33,721	AUD	49,930	3/26/20	(266,811)
Barclays Bank PLC	EUR	41,658	USD	46,414	4/08/20	31,340
Barclays Bank PLC	USD	15,401	INR	1,107,627	4/23/20	(78,643)
BNP Paribas SA	USD	3,840	CNY	26,906	2/20/20	11,512
BNP Paribas SA	THB	158,761	USD	5,250	3/19/20	152,002
BNP Paribas SA	USD	14,218	NZD	21,559	3/19/20	(274,703)
BNP Paribas SA	AUD	55,788	USD	38,284	3/26/20	904,505
BNP Paribas SA	USD	9,632	PLN	36,669	3/26/20	(165,283)
BNP Paribas SA	CAD	26,053	USD	19,730	3/27/20	44,475
BNP Paribas SA	USD	52,271	CAD	68,727	3/27/20	(340,481)
BNP Paribas SA	USD	1,356	ZAR	20,176	4/08/20	(22,637)
Citibank, NA	KRW	2,399,769	USD	2,052	2/06/20	41,575
Citibank, NA	USD	7,290	KRW	8,523,487	2/06/20	(147,666)
Citibank, NA	BRL	28,113	USD	6,721	2/10/20	158,909
Citibank, NA	USD	20,032	IDR	284,154,194	2/27/20	505,613
Citibank, NA	NOK	25,178	USD	2,833	3/12/20	95,208
Citibank, NA	SEK	26,962	USD	2,846	3/12/20	40,773
Citibank, NA	GBP	8,321	USD	10,930	3/13/20	(70,340)
Citibank, NA	USD	4,176	GBP	3,179	3/13/20	26,916
Citibank, NA	EUR	2,244	USD	2,476	3/16/20	(19,254)
Citibank, NA	USD	2,379	CHF	2,310	3/16/20	26,300
Citibank, NA	SGD	23,912	USD	17,768	3/19/20	243,826
Citibank, NA	CZK	64,407	USD	2,809	3/26/20	(23,216)
Citibank, NA	HUF	6,665,888	USD	22,513	3/26/20	557,084
Citibank, NA	USD	2,845	CZK	64,407	3/26/20	(13,335)
Citibank, NA	USD	1,422	ILS	4,898	4/06/20	1,122
Citibank, NA	USD	9,211	EUR	8,303	4/08/20	32,630
Citibank, NA	USD	5,707	EUR	5,101	4/08/20	(27,727)
Credit Suisse International	BRL	85,528	USD	20,921	2/04/20	950,366
Credit Suisse International	USD	20,032	BRL	85,528	2/04/20	(61,276)
Credit Suisse International	USD	1,714	CNY	11,959	2/13/20	(773)
Credit Suisse International	NOK	75,436	USD	8,460	3/12/20	257,282
Credit Suisse International	USD	2,861	GBP	2,174	3/13/20	12,941
Credit Suisse International	CHF	6,626	USD	6,836	3/18/20	(63,334)
Credit Suisse International	USD	7,838	EUR	7,037	4/08/20	(3,887)
Credit Suisse International	HKD	105,000	USD	13,380	5/26/20	(121,612)
Credit Suisse International	USD	6,528	HKD	51,177	5/26/20	53,253
Deutsche Bank AG	USD	3,522	NOK	31,179	3/12/20	(131,364)
Deutsche Bank AG	ILS	4,198	USD	1,213	3/16/20	(6,069)
Deutsche Bank AG	PEN	45,135	USD	13,578	3/19/20	270,431
Deutsche Bank AG	ILS	24,296	USD	7,042	4/06/20	(18,355)
Deutsche Bank AG	EUR	25,543	USD	28,584	4/08/20	144,990
Deutsche Bank AG	USD	24,182	EUR	21,608	4/08/20	(122,658)
Goldman Sachs Bank USA	BRL	37,577	USD	9,255	2/04/20	481,071
Goldman Sachs Bank USA	USD	8,801	BRL	37,577	2/04/20	(26,922)
Goldman Sachs Bank USA	KRW	3,314,043	USD	2,843	2/06/20	66,120
Goldman Sachs Bank USA	USD	8,891	KRW	10,431,052	2/06/20	(150,384)
Goldman Sachs Bank USA	BRL	5,966	USD	1,424	2/10/20	31,248
Goldman Sachs Bank USA	NOK	47,999	USD	5,453	3/12/20	234,011
Goldman Sachs Bank USA	SEK	17,056	USD	1,798	3/12/20	23,331
Goldman Sachs Bank USA	USD	8,009	SEK	75,223	3/12/20	(181,915)
Goldman Sachs Bank USA	GBP	3,187	USD	4,178	3/13/20	(34,987)
Goldman Sachs Bank USA	USD	4,920	GBP	3,777	3/13/20	72,744
Goldman Sachs Bank USA	GBP	1,413	USD	1,846	3/16/20	(22,082)
Goldman Sachs Bank USA	USD	4,154	ILS	14,305	4/06/20	2,513
Goldman Sachs Bank USA	USD	14,725	EUR	13,327	4/08/20	113,634
Goldman Sachs Bank USA	JPY	1,370,084	USD	12,599	4/09/20	(89,679)
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Goldman Sachs Bank USA	RUB	200,703	USD	3,082	7/09/20	$(2,634)
HSBC Bank USA	USD	3,318	CNY	23,268	2/13/20	16,097
HSBC Bank USA	CNY	9,778	USD	1,408	2/20/20	8,762
HSBC Bank USA	HKD	164,927	USD	21,185	7/27/20	(14,608)
JPMorgan Chase Bank, NA	BRL	2,945	USD	705	2/10/20	17,916
JPMorgan Chase Bank, NA	USD	4,198	TWD	125,777	2/20/20	(55,573)
JPMorgan Chase Bank, NA	USD	18,460	MXN	352,183	3/06/20	95,398
JPMorgan Chase Bank, NA	PHP	217,804	USD	4,249	3/12/20	(12,306)
JPMorgan Chase Bank, NA	SEK	333,223	USD	34,776	3/12/20	101,205
JPMorgan Chase Bank, NA	USD	23,944	NOK	217,061	3/12/20	(341,340)
JPMorgan Chase Bank, NA	USD	28,549	SEK	267,368	3/12/20	(727,463)
JPMorgan Chase Bank, NA	GBP	1,217	USD	1,584	3/13/20	(24,410)
JPMorgan Chase Bank, NA	CHF	9,818	USD	10,161	3/18/20	(63,079)
JPMorgan Chase Bank, NA	USD	34,379	CHF	33,168	3/18/20	159,358
JPMorgan Chase Bank, NA	NZD	16,081	USD	10,492	3/19/20	91,371
JPMorgan Chase Bank, NA	USD	918	COP	2,993,614	3/19/20	(44,848)
JPMorgan Chase Bank, NA	USD	23,066	NZD	34,833	3/19/20	(537,795)
JPMorgan Chase Bank, NA	USD	4,014	AUD	5,858	3/26/20	(89,238)
JPMorgan Chase Bank, NA	CAD	10,565	USD	8,083	3/27/20	100,108
JPMorgan Chase Bank, NA	USD	3,023	CAD	3,971	3/27/20	(22,375)
JPMorgan Chase Bank, NA	JPY	12,110,176	USD	111,389	4/09/20	(769,743)
JPMorgan Chase Bank, NA	USD	14,665	JPY	1,594,345	4/09/20	101,339
Morgan Stanley & Co., Inc.	BRL	105,747	USD	24,768	2/04/20	75,762
Morgan Stanley & Co., Inc.	USD	25,139	BRL	105,747	2/04/20	(446,707)
Morgan Stanley & Co., Inc.	KRW	6,249,082	USD	5,262	2/06/20	25,897
Morgan Stanley & Co., Inc.	USD	6,957	KRW	8,145,752	2/06/20	(130,965)
Morgan Stanley & Co., Inc.	BRL	11,646	USD	2,742	2/10/20	23,505
Morgan Stanley & Co., Inc.	BRL	105,747	USD	25,108	3/03/20	453,283
Morgan Stanley & Co., Inc.	NOK	405,977	USD	45,997	3/12/20	1,853,188
Morgan Stanley & Co., Inc.	USD	550	CHF	532	3/18/20	3,738
Morgan Stanley & Co., Inc.	CLP	11,905,213	USD	15,616	3/19/20	748,808
Morgan Stanley & Co., Inc.	USD	4,131	CLP	3,149,387	3/19/20	(198,088)
Morgan Stanley & Co., Inc.	AUD	4,121	USD	2,760	3/26/20	(1,323)
Morgan Stanley & Co., Inc.	USD	7,347	CZK	166,485	3/26/20	(27,381)
Morgan Stanley & Co., Inc.	USD	20,561	TRY	123,814	3/30/20	(130,653)
Morgan Stanley & Co., Inc.	USD	5,273	KRW	6,249,082	5/14/20	(40,759)
Natwest Markets PLC	KRW	6,540,659	USD	5,611	2/06/20	129,734
Natwest Markets PLC	USD	10,118	KRW	11,814,369	2/06/20	(218,488)
Natwest Markets PLC	USD	4,226	NOK	37,167	3/12/20	(184,546)
Natwest Markets PLC	GBP	3,185	EUR	3,741	3/13/20	(51,871)
Natwest Markets PLC	JPY	105,072	USD	965	3/16/20	(6,973)
Natwest Markets PLC	USD	2,495	EUR	2,244	3/16/20	(156)
Natwest Markets PLC	CLP	5,333,432	USD	6,882	3/19/20	221,558
Natwest Markets PLC	SGD	5,624	USD	4,120	3/19/20	(1,719)
Natwest Markets PLC	CAD	9,280	USD	7,059	3/27/20	46,772
Natwest Markets PLC	INR	201,615	USD	2,819	4/23/20	29,798
Natwest Markets PLC	USD	4,334	TWD	127,440	11/10/20	(66,928)
Societe Generale	CHF	10,195	USD	10,566	3/18/20	(50,740)
Societe Generale	EUR	2,770	USD	3,102	4/08/20	17,632
Standard Chartered Bank	KRW	16,742,830	USD	14,366	2/06/20	336,143
Standard Chartered Bank	USD	1,397	KRW	1,626,407	2/06/20	(33,995)
Standard Chartered Bank	CNY	53,694	USD	7,750	2/13/20	55,913
Standard Chartered Bank	USD	3,111	CNY	21,365	2/13/20	(49,321)
Standard Chartered Bank	IDR	58,222,607	USD	4,082	2/27/20	(126,618)
Standard Chartered Bank	CAD	4,602	USD	3,508	3/16/20	30,538
Standard Chartered Bank	NZD	3,729	USD	2,447	3/19/20	35,233
Standard Chartered Bank	USD	2,414	NZD	3,729	3/19/20	(1,737)
Standard Chartered Bank	CAD	3,700	USD	2,816	3/27/20	20,503
Standard Chartered Bank	USD	6,650	ZAR	97,229	4/08/20	(226,097)
Standard Chartered Bank	ZAR	30,244	USD	2,069	4/08/20	70,331
Standard Chartered Bank	USD	2,484	JPY	269,668	4/09/20	13,454
State Street Bank & Trust Co.	USD	1,683	HKD	13,082	2/13/20	998
State Street Bank & Trust Co.	CNY	26,906	USD	3,835	2/20/20	(16,156)
State Street Bank & Trust Co.	DKK	6,640	USD	994	3/12/20	5,601
State Street Bank & Trust Co.	SEK	10,664	USD	1,130	3/12/20	20,033
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

State Street Bank & Trust Co.	AUD	2,624	USD	1,810	3/16/20	$51,857
State Street Bank & Trust Co.	CHF	586	USD	609	3/16/20	(1,590)
State Street Bank & Trust Co.	NOK	7,091	USD	797	3/16/20	26,200
State Street Bank & Trust Co.	USD	490	EUR	441	3/16/20	18
State Street Bank & Trust Co.	USD	1,472	EUR	1,317	3/16/20	(8,007)
State Street Bank & Trust Co.	USD	1,597	GBP	1,224	3/16/20	20,685
State Street Bank & Trust Co.	USD	2,458	JPY	270,121	3/16/20	39,939
State Street Bank & Trust Co.	THB	85,928	USD	2,808	3/19/20	48,840
State Street Bank & Trust Co.	USD	2,829	AUD	4,121	3/26/20	(68,030)
State Street Bank & Trust Co.	USD	1,048	EUR	949	4/08/20	8,365
UBS AG	BRL	17,358	USD	4,065	2/04/20	12,436
UBS AG	USD	4,251	BRL	17,358	2/04/20	(198,094)
UBS AG	KRW	3,233,440	USD	2,766	2/06/20	56,565
UBS AG	TWD	125,777	USD	4,194	2/20/20	51,233
UBS AG	USD	4,248	CNY	29,647	2/20/20	(4,883)
UBS AG	USD	3,021	MXN	57,293	3/06/20	(1,981)
UBS AG	PHP	612,417	USD	12,024	3/12/20	41,630
UBS AG	CHF	1,724	USD	1,789	3/16/20	(5,850)
UBS AG	USD	817	GBP	619	3/16/20	632
UBS AG	TWD	127,440	USD	4,340	11/10/20	72,355

$2,875,347

CALL OPTIONS WRITTEN
Description	Counterparty	Contracts	Exercise Price	Expiration Month	Notional (000)	Premiums Received	U.S. $ Value

S&P 500 Index (h)	Credit Suisse International	399,100	USD	172.00	March 2020	USD	68,645	$115,739	$(46,302)
S&P 500 Index (h)	Credit Suisse International	1,204,700	USD	168.00	March 2020	USD	202,390	216,846	(223,606)

$332,585	$(269,908)

CURRENCY OPTIONS WRITTEN
Description/ Counterparty	Exercise Price	Expiration Month	Contracts	Notional Amount (000)	Premiums Received	U.S. $ Value

Put
BRL vs. USD/ Bank of America, NA(h)	BRL	4.400	01/2020	30,351,000	BRL	30,351	$39,422	$(7)
BRL vs. USD/ Goldman Sachs Bank USA(h)	BRL	4.170	02/2020	58,989,000	BRL	58,989	51,421	(382,079)
INR vs. USD/ Standard Chartered Bank(h)	INR	72.450	02/2020	1,024,878,000	INR	1,024,878	37,487	(4,223)
Description/ Counterparty	Exercise Price	Expiration Month	Contracts	Notional Amount (000)	Premiums Received	U.S. $ Value

RUB vs. USD/ Bank of America, NA(h)	RUB	67.350	07/2020	2,385,604,000	RUB	2,385,604	$310,075	$(512,212)

$438,405	$(898,521)

INFLATION (CPI) SWAPS
Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG	USD	12,504	3/26/25	2.170%	CPI#	Maturity	$ (324,171)	$ -	$ (324,171)
Goldman Sachs International	USD	69,760	4/26/27	2.175%	CPI#	Maturity	(1,003,104)	-	(1,003,104)
JPMorgan Chase Bank, NA	USD	11,499	3/30/25	2.170%	CPI#	Maturity	(295,776)	-	(295,776)
JPMorgan Chase Bank, NA	USD	76,719	4/01/25	2.170%	CPI#	Maturity	(1,978,005)	-	(1,978,005)
JPMorgan Chase Bank, NA	USD	222,750	8/24/25	1.718%	CPI#	Maturity	139,967	-	139,967
JPMorgan Chase Bank, NA	USD	69,760	4/26/27	2.183%	CPI#	Maturity	(1,029,290)	-	(1,029,290)
________ ________ ________
$(4,490,379)	$ -	$(4,490,379)
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)

Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Bloomberg Grains Subindex 3 Month Forward	0.20%	Maturity	USD	2,308	3/16/20	$(59,138)
Bloomberg Industrial Metals Subindex 3 Month Forward	0.12%	Maturity	USD	5,509	3/16/20	(526,520)
Bloomberg Livestock Subindex 3 Month Forward	0.30%	Maturity	USD	1,960	3/16/20	(170,527)
Bloomberg Precious Metals Subindex 3 Month Forward	0.08%	Maturity	USD	46,789	3/16/20	2,849,948
JPMorgan JMABRF34 Index(1)	0.60%	Maturity	USD	40,702	3/16/20	1,450,871
Merrill Lynch International
Bloomberg Grains Subindex 3 Month Forward	0.07%	Maturity	USD	56,471	2/18/20	(338,389)
Bloomberg Industrial Metals Subindex 3 Month Forward	0.10%	Maturity	USD	52,626	2/18/20	(4,887,084)
Bloomberg Livestock Subindex 3 Month Forward	0.07%	Maturity	USD	17,527	2/18/20	(1,975,820)
Bloomberg Petroleum Subindex 3 Month Forward	0.07%	Maturity	USD	66,393	2/18/20	(4,916,990)
Bloomberg Softs Subindex 3 Month Forward	0.10%	Maturity	USD	24,146	2/18/20	440,739
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)

Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.08%	Quarterly	USD	8,907	4/15/20	$(16,217)
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.16%	Quarterly	USD	10,663	4/15/20	(19,350)
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.08%	Quarterly	USD	17,843	4/15/20	(32,945)
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.30%	Quarterly	USD	13,893	8/17/20	(256,978)
FTSE EPRA/NAREIT Developed Real Estate Index	LIBOR Plus 0.18%	Quarterly	USD	35,845	12/15/20	(1,248,490)

$(9,706,890)

VARIANCE SWAPS
Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)

Buy Contracts
Barclays Bank PLC
JPY/USD 5/27/20*	5.88%	Maturity	USD	1,223	$86,911	$ —	$86,911
* Termination date

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $11,230,624 or 1.0% of net assets.

(d)	Illiquid security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)

To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	One contract relates to 1 share.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $105,064,324 and gross unrealized depreciation of investments was $(90,973,130), resulting in net unrealized appreciation of $14,091,194.

Currency Abbreviations:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNY – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
DKK – Danish Krone
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand
Glossary:
ADR – American Depositary Receipt
CBT – Chicago Board of Trade
CPI – Consumer Price Index
EAFE – Europe, Australia, and Far East
EPRA – European Public Real Estate Association
ETF – Exchange Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
KC HRW – Kansas City Hard Red Winter
LIBOR – London Interbank Offered Rates
LME – London Metal Exchange
MSCI – Morgan Stanley Capital International
NAREIT – National Association of Real Estate Investment Trusts
OSE – Osaka Securities Exchange
PJSC – Public Joint Stock Company
RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG – Registered Shares
REIT – Real Estate Investment Trust
TSX – Toronto Stock Exchange
ULSD – Ultra-Low Sulfur Diesel

(1) The following table represents the (long/(short)) basket holdings underlying the total return swap with JMABRF34 as of January 31, 2020.

Security Description	Current Notional	Percent of Basket’s Value
Sugar #11 (World) Futures 3/20	$ (8,914,694)	(22.1)%
Sugar #11 (World) Futures 7/20	8,533,337	21.1%
Wheat (CBT) Futures 3/20	(7,918,683)	(19.6)%
Wheat (CBT) Futures 7/20	7,834,384	19.4%
Cotton No. 2 Futures 3/20	(7,806,908)	(19.3)%
Corn Futures 3/20	(7,801,871)	(19.3)%
Cotton No. 2 Futures 7/20	7,770,179	19.3%
Security Description	Current Notional	Percent of Basket’s Value
Corn Futures 7/20	$ 7,753,829	19.2%
Soybean Meal Futures 7/20	7,722,115	19.1%
KC HRW Wheat Futures 3/20	(7,685,551)	(19.0)%
KC HRW Wheat Futures 7/20	7,671,984	19.0%
LME Zinc Futures 7/20	7,643,071	18.9%
LME PRI Aluminum Futures 7/20	7,633,724	18.9%
LME Zinc Futures 3/20	(7,633,428)	(18.9)%
Soybean Meal Futures 3/20	(7,628,875)	(18.9)%
LME PRI Aluminum Futures 3/20	(7,600,721)	(18.8)%
Live Cattle Futures 4/20	(7,577,674)	(18.8)%
Live Cattle Futures 8/20	7,572,100	18.8%
Natural Gas Futures 7/20	7,388,267	18.3%
Soybean Futures 7/20	7,354,201	18.2%
Soybean Futures 3/20	(7,309,963)	(18.1)%
Natural Gas Futures 3/20	(7,278,544)	(18.0)%
LME Nickel Futures 7/20	7,214,492	17.9%
LME Nickel Futures 3/20	(7,198,383)	(17.8)%
Copper Futures 3/20	(7,138,154)	(17.7)%
Copper Futures 7/20	7,137,123	17.7%
Gasoline RBOB Futures 7/20	7,099,344	17.6%
Brent Crude Futures 9/20	7,084,830	17.6%
Gasoline RBOB Futures 3/20	(7,024,361)	(17.4)%
WTI Crude Futures 7/20	6,996,147	17.3%
Brent Crude Futures 5/20	(6,966,798)	(17.3)%
Lean Hogs Futures 7/20	6,929,780	17.2%
Soybean Oil Futures 7/20	6,868,074	17.0%
Soybean Oil Futures 3/20	(6,806,701)	(16.9)%
WTI Crude Futures 3/20	(6,777,351)	(16.8)%
NY Harbor ULSD Futures 7/20	6,691,847	16.6%
Coffee ‘C’ Futures 7/20	6,530,592	16.2%
Coffee ‘C’ Futures 3/20	(6,470,447)	(16.0)%
NY Harbor ULSD Futures 3/20	(6,459,124)	(16.0)%
Lean Hogs Futures 4/20	(6,234,825)	(15.4)%

RIDER A

COUNTRY BREAKDOWN [1] January 31, 2020 (unaudited)
	34.2%	United States
	12.1%	Japan
	6.0%	United Kingdom
	2.6%	Canada
	2.4%	China
	2.2%	Australia
	2.1%	France
	2.1%	Hong Kong
	2.0%	Germany
	1.2%	Spain
	1.0%	Brazil
	1.0%	Sweden
	0.9%	Norway
	5.9%	Other
	24.4%	Short-Term

	100.0%	Total Investments

1

All data are as of January 31, 2020. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.  "Other" country weightings represent 0.7% or less in the following countries: Austria, Belgium, Chile, Denmark, Finland, Greece, Ireland, Israel, Italy, Luxembourg, Mexico, Netherlands, Philippines, Russia, Singapore, South Africa, South Korea, Switzerland, Thailand, Turkey and United Arab Emirates.

AB Bond Fund, Inc.

All Market Real Return Portfolio

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Real Estate	$245,953,174	$145,137,318	$—	$391,090,492
Energy	41,621,253	63,936,043	—	105,557,296
Materials	21,691,858	30,386,091	—	52,077,949
Software & Services	14,395,972	992,267	—	15,388,239
Pharmaceuticals & Biotechnology	10,320,274	4,762,864	—	15,083,138
Consumer Durables & Apparel	9,789,166	3,823,521	0(a)	13,612,687
Food Beverage & Tobacco	8,734,523	3,947,690	—	12,682,213
Utilities	4,888,892	4,269,642	—	9,158,534
Capital Goods	2,595,619	6,172,749	—	8,768,368
Transportation	1,464,771	7,156,595	—	8,621,366
Semiconductors & Semiconductor Equipment	7,175,370	1,345,114	—	8,520,484
Diversified Financials	6,943,798	988,239	—	7,932,037
Retailing	5,506,064	2,415,822	—	7,921,886
Health Care Equipment & Services	5,858,908	1,585,600	—	7,444,508
Media & Entertainment	6,515,687	550,108	—	7,065,795
Banks	4,240,750	1,566,386	—	5,807,136
Commercial & Professional Services	2,446,779	2,495,251	—	4,942,030
Consumer Services	2,707,999	1,019,970	—	3,727,969
Insurance	2,879,243	831,310	—	3,710,553
Technology Hardware & Equipment	3,155,145	498,946	—	3,654,091
Telecommunication Services	2,014,184	1,373,882	—	3,388,066
Food & Staples Retailing	1,058,876	1,237,942	—	2,296,818
Household & Personal Products	—	1,737,680	—	1,737,680
Automobiles & Components	805,539	802,961	—	1,608,500
Inflation-Linked Securities	—	75,953,485	—	75,953,485
Investment Companies	54,284,370	—	—	54,284,370
Options Purchased - Puts	—	52,787	—	52,787
Short-Term Investments:
Investment Companies	246,141,111	—	—	246,141,111
U.S. Treasury Bills	—	19,997,550	—	19,997,550
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,330,541	—	—	2,330,541

Total Investments in Securities	715,519,866	385,037,813	0	1,100,557,679
Other Financial Instruments(b):
Assets:
Futures	4,238,872	—	—	4,238,872
Forward Currency Exchange Contracts	—	12,401,419	—	12,401,419
Inflation (CPI) Swaps	—	139,967	—	139,967
Total Return Swaps	—	4,741,558	—	4,741,558
Variance Swaps	—	86,911	—	86,911
Liabilities:
Futures	(6,808,983)	—	—	(6,808,983)
Forward Currency Exchange Contracts	—	(9,526,072)	—	(9,526,072)
Call Options Written	—	(269,908)	—	(269,908)
Currency Options Written	—	(898,521)	—	(898,521)
Inflation (CPI) Swaps	—	(4,630,346)	—	(4,630,346)
Total Return Swaps	—	(14,448,448)	—	(14,448,448)

Total	$712,949,755	$372,634,373	$0	$1,085,584,128

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,320	$699,110	$475,289	$246,141	$205
Government Money Market Portfolio*	9,974	56,005	63,648	2,331	27
Total	$32,294	$755,115	$538,937	$248,472	$232

* Investments of cash collateral for securities lending transactions.